Other Real Estate (Tables)	12 Months Ended
Dec. 31, 2023
Real Estate [Abstract]
Summary of Other Real Estate Activity
A summary of other real estate activity for the years ended December 31 follows (1):

	2023	2022	2021
	(In thousands)
Balance at beginning of year, net of valuation allowance	$443	$235	$738
Loans transferred to other real estate	783	719	253
Sales of other real estate	(603)	(511)	(745)
Additions to valuation allowance charged to expense	(54)	—	(11)
Balance at end of year, net of valuation allowance	$569	$443	$235
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(1)	Table excludes other repossessed assets totaling zero and $0.01 million at December 31, 2023 and 2022, respectively.

Valuation Allowance for Other Real Estate Owned
We periodically review our real estate properties and establish valuation allowances on these properties if values have declined since the date of acquisition. An analysis of our valuation allowance for other real estate follows:

	2023	2022	2021
	(In thousands)
Balance at beginning of year	$—	$31	$90
Additions charged to expense	54	—	11
Direct write-downs upon sale	(54)	(31)	(70)
Balance at end of year	$—	$—	$31